Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted:
Net loss attributable to Greenbacker Renewable Energy Company LLC	$ 11,320,000	$ (33,668,000)	$ (16,006,000)	$ (49,254,000)	$ (194,645,000)	$ (242,300,000)	$ (79,471,000)
Weighted average common shares outstanding used in computing net loss per share—basic (in shares)	199,271	199,192	199,328	199,262	199,383	199,313	199,293
Adjustments:
Share-based compensation awards (in shares)	1,729	0	0	0
Weighted average common shares outstanding used in computing net loss per share—diluted (in shares)	201,000	199,192	199,328	199,262	199,383	199,313	199,293
Net income (loss) per share—basic (in dollars per share)	$ 0.06	$ (0.17)	$ (0.08)	$ (0.25)	$ (0.98)	$ (1.22)	$ (0.40)
Net income (loss) per share—diluted (in dollars per share)	$ 0.06	$ (0.17)	$ (0.08)	$ (0.25)	$ (0.98)	$ (1.22)	$ (0.40)